Investments, Available for Sale Debt Securities -Summary of Allowances for Available for sale debt Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	₨ 2,915.1	$ 38.4	₨ 0.0
Write- offs	0.0	0.0	0.0
Net allowance for credit losses	(2,915.1)	(38.4)	2,915.1
Allowance for credit losses, end of the period	0.0	$ 0.0	2,915.1
Debt securities, other than asset and mortgage0.0backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	0.0
Write- offs	0.0
Net allowance for credit losses	0.0
Allowance for credit losses, end of the period	0.0		0.0
Mortgage-backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	0.0
Write- offs	0.0
Net allowance for credit losses	0.0
Allowance for credit losses, end of the period	0.0		0.0
Asset-backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	0.0
Write- offs	0.0
Net allowance for credit losses	0.0
Allowance for credit losses, end of the period	0.0		0.0
Other securities (including mutual fund units)
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	0.0
Write- offs	0.0
Net allowance for credit losses	0.0
Allowance for credit losses, end of the period	0.0		0.0
Government of India securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	0.0
Write- offs	0.0
Net allowance for credit losses	0.0
Allowance for credit losses, end of the period	0.0		0.0
State government securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	0.0
Write- offs	0.0
Net allowance for credit losses	0.0
Allowance for credit losses, end of the period	0.0		0.0
Credit Substitutes
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	2,915.1		0.0
Write- offs	0.0		0.0
Net allowance for credit losses	(2,915.1)		2,915.1
Allowance for credit losses, end of the period	0.0		2,915.1
Other corporate/financial institution bonds
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	0.0		0.0
Write- offs	0.0		0.0
Net allowance for credit losses	0.0		0.0
Allowance for credit losses, end of the period	0.0		0.0
Government securities outside India
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	0.0
Write- offs	0.0
Net allowance for credit losses	0.0
Allowance for credit losses, end of the period	₨ 0.0		₨ 0.0